Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other financial assets
Financial assets at amortized cost	₩ 671,068	₩ 441,804
Financial assets at fair value through profit or loss	809,919	632,324
Financial assets at fair value through other comprehensive income	258,516	557,342
Derivative used for hedging	7,684	58,576
Less: Non-current	544,347	821,658
Current	1,202,840	868,388
Other financial liabilities
Financial liabilities at amortized cost	132,558	129,945
Financial liabilities at fair value through profit or loss	2,682	38
Derivatives used for hedging	127,929	20,096
Less: Non-current	(260,676)	(149,136)
Current Other financial assets	₩ 2,493	₩ 943